Revenue - Schedule of Revenue Recognized Included in the Contract Liability (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue Recognized Included in the Contract Liability [Abstract]
Advance sales receipts	$ 578,219	$ 988,753	$ 680,723